[NOTIFY]                      Cheryl Graybill
[NOTIFY-INTERNET]             lawlib@connix.com

[SUBMISSION-CONTACT]
     [NAME]                   Knights of Columbus
     [PHONE]                  203-772-2130
[FILER]
     [CCC]                    rp#o8nfa